RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2018:
International Financial Reporting Standard 9, “Financial instruments”
In July 2014, the IASB issued IFRS 9, "Financial instruments", which replaces the guidance in IAS 39. It includes requirements on the classification and measurement of financial assets and liabilities, as well as an expected credit losses model that replaces the current incurred loss impairment model.
IFRS 9 was adopted without restating comparative. The reclassifications and the adjustments arising from the new impairment rules are directly recognized in the opening balance sheet on January 1, 2018. The Company has also updated its accounting policies accordingly.

	Reserves	Retained earnings

Closing balance as of December 31, 2017 - IAS 39	1,416,121	6,491,385
Financial instruments	733	(658)
Income tax related to Financial instruments	(124)	124
Allowance for impairment of trade receivables	—	569
Income tax related to Allowance for impairment of trade receivables	—	(137)
Effect on Minority interest related to the adoption of IFRS 9	(159)	(45)
Opening balance as of January 1, 2018 - IFRS 9	1,416,571	6,491,238

IFRS 9 replaces the provisions of IAS 39 related to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.
The adoption of IFRS 9 Financial Instruments from January 1, 2018, resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements.
The total impact on the Company’s financial instruments as of January 1, 2018 is as follows:

	Fair value through profit or loss	Fair value through other comprehensive income	Held to maturity	Amortized cost (Loans and receivables 2017)

Closing balance as of December 31, 2017 - IAS 39	332,143	—	6,129	131,675
Reclassification of Investments in bonds from Held to maturity to Fair value through other comprehensive income	—	6,129	(6,129)	—
Reclassification of Investments in bonds from Fair value through profit or loss to Fair value through other comprehensive income	(78,258)	78,258	—	—
Reclassification of Other financial Instruments from Fair value through profit or loss to Amortized cost	(28,343)	—	—	28,343
Adjustment of Other comprehensive income from adoption of IFRS 9	—	75	—	—
Opening balance as of January 1, 2018 - IFRS 9	225,542	84,462	—	160,018

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.
To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. On that basis, the loss allowance as of January 1, 2018, was determined as follows for trade receivables:

	Fully performing	Past due between 1 and 90 days	Past due between 91 and 360 days	Past due more than 360 days

Expected loss rate	0.12%	0.93%	8.08%	99.54%
Non-guaranteed trade receivables - Gross carrying amount	543,792	51,669	6,080	14,397
Allowance for trade receivables	(668)	(483)	(491)	(14,331)

International Financial Reporting Standard 15, "Revenue from contracts with customers".
In May 2014, the IASB issued IFRS 15, "Revenue from contracts with customers", which sets out the requirements in accounting for revenue arising from contracts with customers and which is based on the principle that revenue is recognized when control of a good or service is transferred to the customer.
The Company has adopted IFRS 15 Revenue from Contracts with Customers, which resulted in no changes in accounting policies and adjustments to the amounts recognized in the financial statements. The Company’s revenues are mainly recognized at a point of time from sales to direct customers. At December 2018, 2017 and 2016, the Company recognized customer advances in the amount of $40.3, 39.2 and 31.5 million, respectively. These amounts related to years 2017 and 2016 were reclassified to revenues during the subsequent year. In these periods, no adjustment in revenues were performed related to performance obligations previously satisfied.
The following standard, is not mandatory for the financial year beginning January 1, 2018 and has not been early adopted:
International Financial Reporting Standard 16, "Leases"
In January 2016, the IASB issued IFRS 16, "Leases". The new standard will result in almost all leases recognized on the balance sheet (except for short term and low value leases), as the distinction between operating and finance leases is removed. IFRS 16 must be applied on annual periods beginning on or after January 1, 2019.
The Company has assessed the effects of applying the new standard and the main area affected will be the accounting for operating leasing.
The Company expects to recognize right-of-use assets and lease liabilities of approximately $300 million on January 1, 2019.
The Company intends to adopt this standard using the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.
Other accounting pronouncements that became effective during 2018 have no material effect on the Company’s financial condition or results of operations.